SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Financing Receivable [Line Items]
Beginning balance	$ 165,000	$ 58,183	$ 58,183	$ 250,520
Provision (reversal)	68,872	$ 34,810	169,299	(32,824)
Write offs			(62,482)	(159,513)
Ending balance	$ 197,000		$ 165,000	$ 58,183